PROSPECTUS MAY 31, 2000


PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
(CLASS A SHARES)

FUND TYPE Money market

OBJECTIVE High current income consistent with the preservation to principal and liquidity









BUILD

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                                                   ON THE ROCK




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                                              [LOGO]  PRUDENTIAL




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Table of Contents
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1  RISK/RETURN SUMMARY

1  Investment Objective and Principal Strategies
1  Principal Risks
2  Evaluating Performance
3  Fees and Expenses

5  HOW THE FUND INVESTS

5  Investment Objective and Policies

7  Other Investments and Strategies
8  Rating of Fund Shares

9  Investment Risks

10 HOW THE FUND IS MANAGED

10 Board of Directors
10 Manager
10 Investment Adviser
10 Distributor


12 Fund Distributions and Tax Issues

12 Distributions
12 Tax Issues

14 HOW TO BUY AND SELL SHARES OF THE FUND

14 How to Buy Shares
17 How to Sell Your Shares

20 Financial Highlights

22 The Prudential Mutual Fund Family

   For More Information (Back Cover)




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Prudential Institutional Liquidity Portfolio, Inc.     (telephone)(800) 521-7466

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Risk/Return Summary
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MONEY MARKET FUNDS
Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

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This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY
PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class A shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


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RISK/RETURN SUMMARY
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     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.


EVALUATING PERFORMANCE


A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.


Annual Returns(1) (Class A shares)
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                       [REPRESENTATION OF CHART GOES HERE]


                        1990                          8.19%
                        1991                          6.23%
                        1992                          3.77%
                        1993                          2.94%
                        1994                          4.01%
                        1995                          5.82%
                        1996                          5.18%
                        1997                          5.50%
                        1998                          5.56%
                        1999                          5.26%


 Best Quarter: 2.00% (2nd quarter of 1990)

                                      Worst Quarter: 0.71% (3rd quarter of 1993)
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(1)  The Fund's returns are after deduction of expenses. The total return of the
     Class A shares from 1-1-00 to 3-31-00 was 1.33%.


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2  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466

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  Average Annual Returns(1) (as of 12/31/99)
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                                   1 YEAR         5 YEARS         10 YEARS

Class A shares                      5.26%          5.47%           5.24%
Lipper Average (2)                  4.92%          5.32%           5.15%
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7-Day Yield (1) (as of 3/31/00)
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Class A shares                     5.96%
iMoneyNet, Inc. Average(3)         5.65%
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(1)  The Fund's returns and yield are after deduction of expenses.


(2) The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category.

(3) The iMoneyNet, Inc. Average is based upon the average yield of all mutual funds in the all taxable money market fund category.


FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
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                                                     CLASS A

 Maximum sales charge (load)                          None
   imposed on purchases (as a
   percentage of offering price)

 Maximum deferred sales charge                        None
   (load) (as a percentage of
   the lower of original
   purchase price or sale
   proceeds)

 Maximum sales charge (load)                          None
   imposed on reinvested
   dividends
   and other distributions

 Redemption fees                                      None

 Exchange fee                                         None


 COMMAND Program annual fee(1)                      $125(2)

 BusinessEdge Program annual fee(1)                 $175(2)


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RISK/RETURN SUMMARY
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Annual Fund Operating Expenses (deducted from Fund assets)
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                                                     CLASS A

Management fees                                       .20%

+ Distribution and service (12b-1) fees               .12%

+ Other  expenses                                     .06%

= TOTAL ANNUAL FUND OPERATING EXPENSES                .38%

- Fee waiver and expense reimbursement(3)             .18%

= NET ANNUAL FUND OPERATING EXPENSES                  .20%

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(1)  COMMAND and BusinessEdge are financial services programs available through
     Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should consult a Prudential Securities Financial Advisor or a Pruco Securities Preferred Agent.

(2) The annual program fee as a percentage of average net assets is .02% and .03% for the COMMAND and BusinessEdge Programs, respectively, and is calculated by dividing $125 (the total fee for the COMMAND Program) or $185 (the total for the BusinessEdge Program), respectively, by the average account size in the Fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Program.

(3) For the fiscal year ending March 31, 2001, the Distributor of the Fund has contractually agreed to waive a portion of its fees in the amount of .07% of the average daily net assets of Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of distribution and service (12b-1) fees, in excess of .15% of the average daily net assets of Class A shares.


EXAMPLE


This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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                                   1 YR       3 YRS        5 YRS       10 Yrs

 Class A shares(1)                 $20         $104         $195        $463
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(1)  The example reflects the agreement of the Distributor to waive a portion of its fee and the agreement of the Manager to reimburse certain operating expenses of Class A shares for the fiscal year ending March 31, 2001. The Manager and the Distributor have not advised the Fund of their respective intention to discontinue the waivers and/or reimbursements for subsequent fiscal years. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.


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4  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466


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How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.


     The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give inves-


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How the Fund Invests
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tors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.


   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.


     FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet share-holder redemption requests.


     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

     For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--con-


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6  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466



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How the Fund Invests
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tains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES

     While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

     The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.


     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.


     The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.


     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery

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                                                                               7


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How the Fund Invests
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of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.


     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); lends its securities to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


RATING OF FUND SHARES


     Duff & Phelps Credit Rating Co. or its successors (DCR) has given the Fund an AAA rating. According to DCR, the AAA rating means the Fund's ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Fund's risk management procedures, internal control systems, limitations on market risk and experienced management team.


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8  Prudential Institutional Liquidity Portfolio, Inc.  (telephone)(800) 521-7466


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How the Fund Invests
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INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.



Investment Type
% of Fund's Total Assets        Risks                     Potential Rewards
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HIGH-QUALITY MONEY            o Credit risk--the        o A source of
MARKET OBLIGATIONS              risk that default of      regular interest
                                an issuer would           income
                                leave the Fund with
                                unpaid interest or      o May be more secure
                                principal                 than stock and other
Up to 100%                                                equity securities
                              o Market risk--the          since companies must
                                risk that bonds and       pay their debts
                                other debt                before they pay
                                instruments may lose      dividends
                                value because
                                interest rates
                                change or there is a
                                lack of confidence
                                in a group of
                                borrowers or in an
                                industry

MONEY MARKET                  o Foreign markets,        o Investors may
OBLIGATIONS OF                  economies and             realize higher
FOREIGN ISSUERS (U.S.           political systems         returns based upon
DOLLAR-DENOMINATED)             may not be as stable      higher interest
                                as those in the U.S.      rates paid on
                                                          foreign investments

Up to 100%
                              o Differences in          o Increased
                                foreign laws,             diversification by
                                accounting                expanding the
                                standards, public         allowable choices of
                                information and           high- quality debt
                                custody and               securities
                                settlement practices


ILLIQUID SECURITIES           o May be difficult        o May offer a more
                                to value precisely        attractive yield
Up to 10% of net assets                                   than more widely
                              o May be difficult to       traded securities
                                sell at the time or
                                price desired

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                                                                              9


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How the Fund is Managed
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BOARD OF DIRECTORS


The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2000, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2000, PIFM served as the Manager to all 45 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $78 billion.


INVESTMENT ADVISER


The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.


     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment


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10  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466


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How the Fund is Managed
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Company Act with respect to Class A shares. Under the Plan and the Distribution
Agreement, PIMS pays the expenses of distributing the Fund's Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as reimbursement to PIMS for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.

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                                                                              11

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Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.


     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.


     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
FORM 1099


Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

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12  Prudential Institutional Liquidity Portfolio, Inc. telephone)(800) 521-7466


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[LOGO] PRUDENTIAL                             PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                                                 PORTFOLIO, INC.
                                                         NEW ACCOUNT APPLICATION
PRUDENTIAL MUTUAL FUND SERVICES LLC
Attn: Institutional Service Division
PO Box 15030
New Brunswick, NJ 08906
                                                    Contact us at (800) 521-7466
                                                   (8:00 a.m.-5:00 p.m. New York
PLEASE PRINT USING BLUE OR BLACK INK.            time) or by fax (732) 482-2666.


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
   INSTRUCTIONS          Use this Application to establish an account in Prudential Institutional Liquidity Portfolio, Inc. Please
                         complete all relevant information. Missing information could result in delays in processing your
                         Application. Refer to the prospectus for investment minimums and other important information about your account.

====================================================================================================================================

1  FUND                  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP) - Institutional Money Market Series
   SELECTION             (Fund #52, PIMMS)(Fund#597, PIMMI)

                         Account Number (to be assigned by the Fund)

                         ------------------------------------------------

                         |__| Class A Shares ($100,000 minimum initial       |__| Class I Shares ($5 million minimum initial
                              investment)                                         investment)

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2  ACCOUNT               Print account ownership information exactly as it should appear on your account statement.
   REGISTRATION
                         Name of Account Line 1

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Name of Account Line 2

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Street

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

                         Telephone Number                                      Tax ID Number (Soc, Sec. or EIN)

                        (|__|__|__|) |__|__|__| - |__|__|__|__|                |__|__|__|__|__|__|__|__|__|__|__|

====================================================================================================================================

3  DUPLICATE             Please send a duplicate confirmation to the following:
   CONFIRMATION
                         Name of Firm

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Attention

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Address

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

====================================================================================================================================

4  YOUR                  This section to be completed by your Prudential professional, if applicable.
   PRUDENTIAL
   PROFESSIONAL          Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Telephone Number                          Prudential Securities      FA
                                                                   Branch Ledger              Number

                        (|__|__|__|) |__|__|__| - |__|__|__|__|    |__|__|__|                 |__|__|

====================================================================================================================================


                                                         DEFKA70                                               [BAR CODE]


MF137F Ed. 6/2000



====================================================================================================================================
5  AUTHORI-              Check box if applicable:  |__| We authorize the following Prudential professional to act as our agent with
   ZATION                                               respect to this account:

                         Representative Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         X
                         ----------------------------------------------------------------------------------------------------
                         Shareholder's Signature

====================================================================================================================================

6  DIVIDEND              If no box is checked, dividends will be automatically reinvested.            |__| Pay dividends in cash
   DISTRIBUTION
   OPTION                |__| Reinvest dividends        |__| Pay via Wire (wire takes 2 to 3 business days after dividend is paid).
                              in additional shares           You must complete the Wire Instructions in Section 7. If dividend distribution instructions are different from Expedited Redemption instructions, please provide separately.

====================================================================================================================================

7  EXPEDITED             All redemption proceeds will be sent to either the bank or the Prudential Securities account listed below
   REDEMPTIONS           (not both). PILP's records of these instructions are binding on all parties and neither PILP nor Prudential
                         Mutual Fund Services LLC will be liable for any loss, expense or cost arising out of such transactions. All revisions to these instructions must be signature guaranteed.

                         |__| COMMERCIAL BANK

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Bank Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Address

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            City                                                State      ZIP Code

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|   |__|__|    |__|__|__|__|__| - |__|__|__|__|

                            Account Number                                      Bank Routing Number

                            -------------------------------------------------------------------------------------------------

                         |__| PRUDENTIAL SECURITIES ACCOUNT

                              Account Name:  Prudential Securities          Bank Name:         Chase Manhattan Bank
                              Account No.:   066296390                      Bank Routing No.:  021-0000-21

                            FOR FURTHER CREDIT TO:

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Account Number

                            |__|__|__| - |__|__|__|__|__|__| - |__| - |__|__|

====================================================================================================================================

8  REQUIRED              The undersigned represent and warrant that they have full right, power and authority to make the investment
   SIGNATURE(S)          applied for pursuant to this Application. If the persons signing are doing so on behalf of a beneficial owner, they represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. Additional authorized signatories can be provided on an attachment with signature, name and title. The undersigned hereby affirm receipt of a current Fund prospectus and certify under penalty of perjury that: (1) the number shown above is the correct taxpayer identification number, and (2) there has been no notification that this account is subject to backup withholding.

                         |__| Please check here if there has been notification of backup withholding.

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

====================================================================================================================================

PLEASE NOTE:             MAIL TO:   Prudential Mutual Fund Services LLC         BY WIRE:  State Street Bank, ABA Routing
FINANCIAL                           Attn: Institutional Service Division                  Number: 0110-0002-8
TRANSACTIONS ARE                    PO Box 15030                                          Attention: PRU 8600 GRP
ACCEPTED UNTIL                      New Brunswick, NJ 08906                               Re: PILP
4:00 P.M. (NEW                                                                            Name of Fund: Institutional Money Market
YORK TIME)               OVERNIGHT: Prudential Mutual Fund Services LLC                                 Series
                                    Attn: PILP Unit, 3rd floor                            DDA Number: 99034100
                                    194 Wood Avenue South
                                    Iselin, NJ 08830                                      Account Registration
                                                                                                              ----------------------
MF137F Ed. 6/2000                                                                         Account Number
                                                                                                        ----------------------------
====================================================================================================================================


WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


--------------------------------------------------------------------------------
                                                                              13

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906

     After you have established an account, all purchases of Class A shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS


The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. We have obtained a legal opinion that this exchange is not a "taxable event for federal income tax propses. This opinion is not binding on the IRS. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.


PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM Class A shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(sm) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential BusinessEdge(sm) Account Program (the BusinessEdge Program),

--------------------------------------------------------------------------------
14  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

which is available either through Prudential Securities or Pruco Securities Corporation (Prusec). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class A shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the net asset value or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class A shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class A shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase



--------------------------------------------------------------------------------
                                                                              15

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


order is received by 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906


Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

--------------------------------------------------------------------------------
16  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.


     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.


     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.


     For Class A shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class A shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

--------------------------------------------------------------------------------
                                                                              17

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------


     If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution. "An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program),

--------------------------------------------------------------------------------
18  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

How to Buy and Sell
--------------------------------------------------------------------------------
Shares of the Fund
--------------------------------------------------------------------------------

as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM.

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.

--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights below are intended to help you evaluate the financial performance of Class A shares of the Fund. The total return in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class A shares of the Fund for the periods indicated.

     Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.

     The financial highlights for the four fiscal years ended March 31, 2000 were audited by PricewaterhouseCoopers LLP, independent accountants, and the financial highlights for the year ended March 31, 1996 were audited by other independent auditors. Their report was unqualified.


Class A Shares (fiscal years ended 3-31)
Per Share Operating Performance       2000      1999     1998    1997    1996
--------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF YEAR   $1.00    $1.00    $1.00    $1.00   $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
  and net realized  gains            .053(2)   .053(2) .055(2)   .050    .056
Dividends and distributions
  to shareholders                    (.053)    (.053)  (.055)   (.050)  (.056)
Net asset value, end of year         $1.00     $1.00   $1.00    $1.00   $1.00
TOTAL RETURN(1)                       5.40%     5.39%   5.63%    5.16%   5.72%
--------------------------------------------------------------------------------

Ratios/Supplemental Data        2000        1999          1998         1997         1996
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000) $371,866    $361,167     $140,813      $478,045     $440,842
AVERAGE NET ASSETS:(000)      $366,127    $247,471     $217,881      $449,393     $519,946
RATIOS TO AVERAGE NET ASSETS:
Net investment income             5.27%(2)    5.20%(2)     5.42%(2)      5.03%        5.56%
Expenses, including
  distribution fee                 .20%(2)     .20%(2)      .29%(2)       .46%         .43%
Expenses, excluding
  distribution fee                 .15%(3)     .15%(3)      .21%(3)       .34%         .31%
-------------------------------------------------------------------------------------------


(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(2)  Net of management and distribution fee waiver/expense subsidy.

(3)  Net of management fee waiver/expense subsidy.

--------------------------------------------------------------------------------
20  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES
















--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.


Stock Funds

PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  Prudential Jennison Growth Fund
  Prudential Jennison Equity
    Opportunity Fund
PRUDENTIAL MID-CAP VALUE FUND
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  Prudential Financial Services Fund
  Prudential HealthServices Fund
  Prudential Technology Fund
  Prudential Utility Fund
PRUDENTIAL TAX-MANAGED SMALL CAP FUND, INC.
PRUDENTIAL SMALL COMPANY VALUE
  FUND, INC.
PRUDENTIAL TAX-MANAGED FUNDS
  Prudential Tax-Managed Equity Fund


PRUDENTIAL 20/20 FOCUS FUND

NICHOLAS-APPLEGATE FUND, INC.

  Nicholas-Applegate Growth Equity Fund

TARGET FUNDS
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS
PRUDENTIAL DEVELOPING MARKETS FUND
  Prudential Developing Markets
    Equity Fund
  Prudential Latin America Equity Fund
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL GLOBAL GENESIS FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
PRUDENTIAL NATURAL RESOURCES
  FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.

  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  International Equity Fund

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN
  FUND, INC.

PRUDENTIAL INTERNATIONAL BOND
FUND, INC.

--------------------------------------------------------------------------------
22  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL TOTAL RETURN BOND FUND, INC.
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Short-Intermediate Term Series
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN
  FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  Prudential Bond Market Index Fund
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
  Income Portfolio
TARGET FUNDS
  Total Return Bond Fund

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  California Series
  California Income Series
PRUDENTIAL MUNICIPAL BOND FUND
  High Income Series
  Insured Series
PRUDENTIAL MUNICIPAL SERIES FUND
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
PRUDENTIAL NATIONAL MUNICIPALS
  FUND, INC.

MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  Liquid Assets Fund
  National Money Market Fund
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Money Market Series
  U.S. Treasury Money Market Series
PRUDENTIAL SPECIAL MONEY MARKET
  FUND, INC.
  Money Market Series
PRUDENTIAL MONEYMART ASSETS, INC.

TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  California Money Market Series
PRUDENTIAL MUNICIPAL SERIES FUND
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series

COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  Institutional Money Market Series


--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES











--------------------------------------------------------------------------------
24  Prudential Institutional Liquidity Portfolio, Inc. (telephone)(800) 521-7466

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                     NOTES




















--------------------------------------------------------------------------------
                                                                              25

FOR MORE INFORMATION


Please read this prospectus before you
invest in the Fund and keep it for future reference. For information or shareholder questions contact

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)


Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906
(800) 778-8769


Visit Prudential's website at
http://www.prudential.com


Additional information about the Fund can be obtained without charge and can be found in the following documents
STATEMENT OF ADDITIONAL INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT


MF137A





You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy
documents.)
IN PERSON
PUblic Reference Room in Washington, DC
(For hours of operation, call
1-(202) 942-8090
VIA THE INTERNET
on the EDGAR database at
http://www.sec.gov


CUSIP Numbers                                    NASDAQ Symbol
Class A Shares--744350-10-9                      PIMXX

Investment Company Act File No. 811-5336

                                                       PROSPECTUS MAY 31, 2000


PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
(CLASS I SHARES)

FUND TYPE Money market

OBJECTIVE High current income consistent with the preservation to principal and liquidity









BUILD

-------------------------------------------------------------------------------

                                                   ON THE ROCK




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


                                              [LOGO]  PRUDENTIAL

--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

1  Risk/Return Summary

1  Investment Objective and Principal Strategies
1  Principal Risks
2  Evaluating Performance
3  Fees and Expenses

5  How the Fund Invests

5  Investment Objective and Policies

7  Other Investments and Strategies

8  Rating of Fund Shares

9  Investment Risks


10 How the Fund is Managed

10 Board of Directors
10 Manager
10 Investment Adviser
10 Distributor

11 Fund Distributions and Tax Issues

11 Distributions
11 Tax Issues



13 How to Buy and Sell Shares of the Fund

13 How to Buy Shares
15 How to Sell Your Shares


19 Financial Highlights

20 The Prudential Mutual Fund Family

   For More Information (Back Cover)




--------------------------------------------------------------------------------
Prudential Institutional Liquidity                     (Telephone)(800) 521-7466
Portfolio, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

|---------------------------------------|
|MONEY MARKET FUNDS--which hold         |
|high-quality short-term debt           |
|obligations--provide investors with a  |
|lower risk, highly liquid investment   |
|option. These funds attempt to maintain|
|a net asset value of $1 per share,     |
|although there can be no guarantee that|
|they will always be able to do so.     |
|---------------------------------------|

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class I shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

PRINCIPAL RISKS

 Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.


EVALUATING PERFORMANCE


A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at
(800) 521-7466.

--------------------------------
ANNUAL RETURNS(1) (CLASS I SHARES)
--------------------------------------------------------------------------------





                                   [GRAPHICS]






 Best Quarter: 1.47%                                 Worst Quarter: 1.23%
 (4th quarter of 1999)                                (2nd quarter of 1999)
--------------------------------------------------------------------------------

(1) The Fund's returns are after deduction of expenses. The total return of the Class I shares from 1-1-00 to 3-31-00 was 1.34%.



--------------------------------------------------------------------------------
2  Prudential Institutional                            (telephone)(800) 521-7466
   Liquidity Portfolio, Inc.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

------------------------------------------
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/99)
--------------------------------------------------------------------------------

                            1 YEAR                          SINCE INCEPTION

 Class I shares             5.32%                       5.53% (since 7-9-97)
 Lipper  Average(2)         4.92%                      5.19% (since 6-30-97)

--------------------------------------------------------------------------------

-----------------------------------------
7-DAY YIELD(1) (AS OF 3/31/00)
--------------------------------------------------------------------------------
Class I  shares                   6.01%

iMoneyNet, Inc. Average(3)        5.65%
--------------------------------------------------------------------------------

1    The Fund's returns and yield are after deduction of expenses.

2 The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category.

3 The iMoneyNet, Inc. Average is based upon the average yield of all mutual funds in the all taxable money market fund category.


FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                      CLASS I


 Maximum sales charge (load)                                            None
   imposed on purchases (as a percentage of offering price)

 Maximum deferred sales charge (load) (as a percentage                  None
   of the lower of original purchase price or sale proceeds)

 Maximum sales charge (load)                                            None
   imposed on reinvested dividends
   and other distributions

 Redemption fees                                                        None

 Exchange fee                                                           None


 COMMAND Program annual fee(1)                                          $125(2)

 BusinessEdge Program annual fee(1)                                     $175(2)


--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                       CLASS I

 Management fees                                                        .20%

 + Distribution and service (12b-1) fees                                None

 + Other  expenses                                                      .06%

 = TOTAL ANNUAL FUND OPERATING  EXPENSES                                .26%

 - Fee waiver and expense reimbursement(3)                              .11%

 = NET ANNUAL FUND OPERATING EXPENSES                                   .15%


--------------------------------------------------------------------------------


1 COMMAND and BusinessEdge are financial services programs available through Prudential Securities Incorporated and/or Pruco Securities Corporation. For more information, you should contract a Prudential Securities Financial Advisor or a Pruco Securities Preferred Agent.


2 The annual program fee as a percentage of average net assets is less than .01% for both the COMMAND and BusinessEdge Programs and is calculated by dividing $125 (the total fee for the COMMAND Program) or $185 (the total for the BusinessEdge Program), respectively, by the average account size in the Fund. The annual program fee is not prorated for purposes of this calculation to give effect to COMMAND Program or BusinessEdge Program participants who also own shares in or subscribe to various services offered by the respective Programs. A major portion of the annual program fee is not attributable to the Fund, but rather to nonfund services provided by the Program.

3 For the fiscal year ending March 31, 2001, the Manager of the Fund has contractually agreed to reimburse the Fund for operating expenses in excess of .15% of the average daily net assets of Class I shares.

EXAMPLE


This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                            1 YR        3 YRS         5 YRS       10 Yrs
 Class I shares(1)           $15          $73          $135         $320
--------------------------------------------------------------------------------


1 The example reflects the agreement of the Manager to reimburse certain operating expenses of Class I shares for the fiscal year ending March 31, 2001. The Manager has not advised the Fund of its intention to discontinue the waiver and/or reimbursement for subsequent fiscal years. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.

--------------------------------------------------------------------------------
4  Prudential Institutional                            (telephone)(800) 521-7466
   Liquidity Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.


   The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

   The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.


   COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

   DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities that we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to DEMAND REPAYMENT of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

   FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

   Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.


   The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.


   Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional


--------------------------------------------------------------------------------
6 Prudential Instituional Liquidity                   (Telephone) (800) 521-7466
  Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------


information about the Fund. For information on how to obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES



   While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

   The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.


   The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

   The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.


   The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.


   The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

   The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.


   The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


RATING OF FUND SHARES


   Duff & Phelps Credit Rating Co. or its successors (DCR) has given the Fund an AAA Rating. According to DCR, the AAA rating means the Fund's ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the Fund's risk management procedures, internal control systems, limitations on market risk and experienced management team.


--------------------------------------------------------------------------------
8 Prudential Instituional Liquidity                   (Telephone) (800) 521-7466
  Portfolio, Inc.

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT RISKS


As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.


INVESTMENT TYPE
% OF FUND'S TOTAL ASSETS              RISKS                                          POTENTIAL REWARDS
--------------------------------------------------------------------------------------------------------------------

 HIGH-QUALITY MONEY MARKET      o     Credit risk--the risk that              o      A source of regular interest
 OBLIGATIONS                          default of an issuer would leave               income
                                      the Fund with unpaid interest or
 Up to 100%                           principal                               o      May be more secure than
                                                                                     stock and other equity
                                o     Market risk--the risk that bonds and           securities since companies must
                                      other debt instruments may lose                pay their debts before they pay
                                      value because interest rates change            dividends
                                      or there is a lack of confidence in a
                                      group of borrowers or in an industry    o      Investors may realize
                                                                                     higher returns based
 MONEY MARKET OBLIGATIONS OF    o     Foreign markets, economies and                 upon higher interest
 FOREIGN ISSUERS (U.S.                political systems may not be as                rates paid on foreign
 DOLLAR-DENOMINATED)                  stable as those in the U.S.                    investments

 Up to 100%                     o     Differences in foreign                  o      Increased diversification
                                      laws, accounting standards,                    by expanding the allowable
                                      public information and custody                 choices of high- quality debt
                                      and settlement practices                       securities?

ILLIQUID SECURITIES             o     May be difficult to value               o      May offer a more
                                      precisely                                      attractive yield than more
Up to 10% of net assets                                                              widely traded securities
                                o     May be difficult to sell at
                                      the time or price desired

--------------------------------------------------------------------------------------------------------------------
                                                                                                                   9

--------------------------------------------------------------------------------
HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

BOARD OF DIRECTORS


The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER
Prudential Investments Fund Management LLC (PIFM)
Gateway Center Three, 100 Mulberry Street
Newark, New Jersey 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2000, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2000, PIFM served as the Manager to all 45 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $78 billion.


INVESTMENT ADVISER


The Prudential Investment Corporation, called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.

     Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund.


--------------------------------------------------------------------------------
10 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.


   The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

   Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.


   For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.


TAX ISSUES
Form 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------


WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.



--------------------------------------------------------------------------------
12 Prudential Institutional Liquidity                  (telephone)(800) 521-7466
   Portfolio, Inc.

[LOGO] PRUDENTIAL                             PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                                                 PORTFOLIO, INC.
                                                         NEW ACCOUNT APPLICATION
PRUDENTIAL MUTUAL FUND SERVICES LLC
Attn: Institutional Service Division
PO Box 15030
New Brunswick, NJ 08906
                                                    Contact us at (800) 521-7466
                                                   (8:00 a.m.-5:00 p.m. New York
PLEASE PRINT USING BLUE OR BLACK INK.            time) or by fax (732) 482-2666.


====================================================================================================================================
   INSTRUCTIONS          Use this Application to establish an account in Prudential Institutional Liquidity Portfolio, Inc. Please
                         complete all relevant information. Missing information could result in delays in processing your
                         Application. Refer to the prospectus for investment minimums and other important information about your account.

====================================================================================================================================

1  FUND                  PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC. (PILP) - Institutional Money Market Series
   SELECTION             (Fund #52, PIMMS)(Fund#597, PIMMI)

                         Account Number (to be assigned by the Fund)

                         ------------------------------------------------

                         |__| Class A Shares ($100,000 minimum initial       |__| Class I Shares ($5 million minimum initial
                              investment)                                         investment)

====================================================================================================================================

2  ACCOUNT               Print account ownership information exactly as it should appear on your account statement.
   REGISTRATION
                         Name of Account Line 1

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Name of Account Line 2

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Street

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

                         Telephone Number                                      Tax ID Number (Soc, Sec. or EIN)

                        (|__|__|__|) |__|__|__| - |__|__|__|__|                |__|__|__|__|__|__|__|__|__|__|__|

====================================================================================================================================

3  DUPLICATE             Please send a duplicate confirmation to the following:
   CONFIRMATION
                         Name of Firm

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Attention

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Address

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         City                                                  State       ZIP Code

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|     |__|__|     |__|__|__|__|__| - |__|__|__|__|

====================================================================================================================================

4  YOUR                  This section to be completed by your Prudential professional, if applicable.
   PRUDENTIAL
   PROFESSIONAL          Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         Telephone Number                          Prudential Securities      FA
                                                                   Branch Ledger              Number

                        (|__|__|__|) |__|__|__| - |__|__|__|__|    |__|__|__|                 |__|__|

====================================================================================================================================


                                                         DEFKA70                                               [BAR CODE]


MF137F Ed. 6/2000



====================================================================================================================================
5  AUTHORI-              Check box if applicable:  |__| We authorize the following Prudential professional to act as our agent with
   ZATION                                               respect to this account:

                         Representative Name

                         |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                         X
                         ----------------------------------------------------------------------------------------------------
                         Shareholder's Signature

====================================================================================================================================

6  DIVIDEND              If no box is checked, dividends will be automatically reinvested.            |__| Pay dividends in cash
   DISTRIBUTION
   OPTION                |__| Reinvest dividends        |__| Pay via Wire (wire takes 2 to 3 business days after dividend is paid).
                              in additional shares           You must complete the Wire Instructions in Section 7. If dividend distribution instructions are different from Expedited Redemption instructions, please provide separately.

====================================================================================================================================

7  EXPEDITED             All redemption proceeds will be sent to either the bank or the Prudential Securities account listed below
   REDEMPTIONS           (not both). PILP's records of these instructions are binding on all parties and neither PILP nor Prudential
                         Mutual Fund Services LLC will be liable for any loss, expense or cost arising out of such transactions. All revisions to these instructions must be signature guaranteed.

                         |__| COMMERCIAL BANK

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Bank Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Address

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            City                                                State      ZIP Code

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|   |__|__|    |__|__|__|__|__| - |__|__|__|__|

                            Account Number                                      Bank Routing Number

                            -------------------------------------------------------------------------------------------------

                         |__| PRUDENTIAL SECURITIES ACCOUNT

                              Account Name:  Prudential Securities          Bank Name:         Chase Manhattan Bank
                              Account No.:   066296390                      Bank Routing No.:  021-0000-21

                            FOR FURTHER CREDIT TO:

                            Account Name

                            |__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|__|

                            Account Number

                            |__|__|__| - |__|__|__|__|__|__| - |__| - |__|__|

====================================================================================================================================

8  REQUIRED              The undersigned represent and warrant that they have full right, power and authority to make the investment
   SIGNATURE(S)          applied for pursuant to this Application. If the persons signing are doing so on behalf of a beneficial owner, they represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the beneficial owner. Additional authorized signatories can be provided on an attachment with signature, name and title. The undersigned hereby affirm receipt of a current Fund prospectus and certify under penalty of perjury that: (1) the number shown above is the correct taxpayer identification number, and (2) there has been no notification that this account is subject to backup withholding.

                         |__| Please check here if there has been notification of backup withholding.

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

                         X                                                                            |     |     |           |
                         ------------------------------------------------------------------------     |__|__|__|__|__|__|__|__|
                         Signature                         Corporate Officer/Title (if applicable)    Date (month, day, year)

====================================================================================================================================

PLEASE NOTE:             MAIL TO:   Prudential Mutual Fund Services LLC         BY WIRE:  State Street Bank, ABA Routing
FINANCIAL                           Attn: Institutional Service Division                  Number: 0110-0002-8
TRANSACTIONS ARE                    PO Box 15030                                          Attention: PRU 8600 GRP
ACCEPTED UNTIL                      New Brunswick, NJ 08906                               Re: PILP
4:00 P.M. (NEW                                                                            Name of Fund: Institutional Money Market
YORK TIME)               OVERNIGHT: Prudential Mutual Fund Services LLC                                 Series
                                    Attn: PILP Unit, 3rd floor                            DDA Number: 99034100
                                    194 Wood Avenue South
                                    Iselin, NJ 08830                                      Account Registration
                                                                                                              ----------------------
MF137F Ed. 6/2000                                                                         Account Number
                                                                                                        ----------------------------
====================================================================================================================================


--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT


If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:

Prudential Mutual Fund Services LLC
Attn: Institutional Service Division
P.O. Box 15030
New Brunswick, NJ 08906

   After you have established an account, all purchases of Class I shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class I shares of the Fund. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.


PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM


Class I shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND (sm) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential
BusinessEdge (sm) Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco Securities Corporation (Prusec). These programs offer intergrated financial services that link together various product components with the ability to invest in shares of the Fund.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

     If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class I shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.


     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.

     We determine the NAV of our shares once each business day at 4:00 p.m. New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell, or exchange or when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class I shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m. New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class I shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received by 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.



--------------------------------------------------------------------------------
14 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:


Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

Prudential Mutual Fund Services LLC
Attn: Institutional Service Division
P.O. Box 15030
New Brunswick, NJ 08906


Reports to Shareholders. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.


Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.


HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.


     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.


     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.


     For Class I shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class I shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.


     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, by 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


   If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution"


--------------------------------------------------------------------------------
16 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------



includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

   In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND


If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.


INVOLUNTARY REDEMPTION

If you make a sale that reduces your account to less than $5 million, we may sell the rest of your shares and close your account. We do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.



--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
--------------------------------------------------------------------------------
SHARES OF THE FUND
--------------------------------------------------------------------------------

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.


MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.


--------------------------------------------------------------------------------
18 Prudential Institutional Liquidity                 (Telephone) (800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights below are intended to help you evaluate the financial performance of Class I shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class I shares of the Fund for the periods indicated.

     Review each chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.

     The financial highlights for the two fiscal years ended March 31, 2000 and the period from July 9, 1997 through March 31, 1998 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.

Class I Shares (fiscal years ended 3-31)
---------------------------------------------------------------
 PER SHARE OPERATING
 PERFORMANCE                   2000         1999         1998(1)
---------------------------------------------------------------
 NET ASSET VALUE,             $1.00        $1.00        $1.00
 BEGINNING OF PERIOD

 INCOME FROM INVESTMENT
   OPERATIONS:

 Net investment income
   and net realized gains      .053(4)      .053(4)      .041(4)

 Dividends and
   distributions to
   shareholders               (.053)       (.053)       (.041)

 Net asset value, end
   of period                  $1.00        $1.00        $1.00

 TOTAL RETURN(2)               5.46%        5.45%        4.15%

---------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA                          2000         1999         1998
---------------------------------------------------------------
 NET ASSETS, END OF
   PERIOD (000)          $1,601,631   $1,750,229     $910,394
 AVERAGE NET ASSETS
   (000)                 $1,643,961   $1,470,082     $814,138

 RATIOS TO AVERAGE NET
 ASSETS:

 Net investment income         5.30%(4)     5.26%(4)     5.60%(3),(4)
 Expenses                       .15%(4)      .15%(4)      .15%(3),(4)

---------------------------------------------------------------

(1) Information shown is for the period from 7-9-97, when Class I shares were first offered, through 3-31-98.

(2) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

(3)  Annualized.

(4)  Net of management fee waiver/expense subsidy.



--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.


STOCK FUNDS                             ASSET ALLOCATION/BALANCED FUNDS

PRUDENTIAL EMERGING GROWTH FUND, INC.   PRUDENTIAL BALANCED FUND

PRUDENTIAL EQUITY FUND, INC.            PRUDENTIAL DIVERSIFIED FUNDS
                                          Conservative Growth Fund
PRUDENTIAL EQUITY INCOME FUND             Moderate Growth Fund
                                          High Growth Fund
PRUDENTIAL INDEX SERIES FUND
  Prudential Small-Cap Index Fund       THE PRUDENTIAL INVESTMENT PORTFOLIOS,
  Prudential Stock Index Fund             INC.
                                          Prudential Active Balanced Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS,
  INC.                                  GLOBAL FUNDS
  Prudential Jennison Growth Fund
  Prudential Jennison Equity            GLOBAL STOCK FUNDS
    Opportunity Fund
                                        PRUDENTIAL DEVELOPING MARKETS FUND
PRUDENTIAL MID-CAP VALUE FUND             Prudential Developing Markets
                                            Equity Fund
PRUDENTIAL REAL ESTATE SECURITIES FUND    Prudential Latin America Equity Fund

PRUDENTIAL SECTOR FUNDS, INC.           PRUDENTIAL EUROPE GROWTH FUND, INC.
  Prudential Financial Services Fund
  Prudential Health Services Fund       PRUDENTIAL GLOBAL GENESIS FUND, INC.
  Prudential Technology Fund
  Prudential Utility Fund               PRUDENTIAL INDEX SERIES FUND
                                          Prudential Europe Index Fund
PRUDENTIAL TAX-MANAGED SMALL CAP        Prudential Pacific Index Fund
  FUND, INC.

PRUDENTIAL SMALL COMPANY VALUE          PRUDENTIAL NATURAL RESOURCES
  FUND, INC.                              FUND, INC.

PRUDENTIAL TAX-MANAGED FUNDS            PRUDENTIAL PACIFIC GROWTH FUND, INC.
  Prudential Tax-Managed Equity Fund
                                        PRUDENTIAL WORLD FUND, INC.
PRUDENTIAL 20/20 FOCUS FUND               Prudential Global Growth Fund
NICHOLAS-APPLEGATE FUND, INC.             Prudential International Value Fund
  Nicholas-Applegate Growth Equity Fund   Prudential Jennison International
                                            Growth Fund
TARGET FUNDS
  Large Capitalization Growth Fund      GLOBAL UTILITY FUND, INC.
  Large Capitalization Value Fund       TARGET FUNDS
  Small Capitalization Growth Fund        International Equity Fund
  Small Capitalization Value Fund
                                        GLOBAL BOND FUNDS

                                        PRUDENTIAL GLOBAL TOTAL RETURN
                                          FUND, INC.

                                        PRUDENTIAL INTERNATIONAL BOND
                                        FUND, INC.



--------------------------------------------------------------------------------
20 Prudential Institutional Liquidity                  (Telephone)(800) 521-7466
   Portfolio, Inc.

--------------------------------------------------------------------------------
The Prudential Mutual Fund Family
--------------------------------------------------------------------------------


BOND FUNDS                               MONEY MARKET FUNDS

TAXABLE BOND FUNDS                       TAXABLE MONEY MARKET FUNDS

PRUDENTIAL TOTAL RETURN BOND FUND, INC.  CASH ACCUMULATION TRUST
                                           Liquid Assets Fund
PRUDENTIAL GOVERNMENT INCOME FUND, INC.    National Money Market Fund

PRUDENTIAL GOVERNMENT SECURITIES TRUST   PRUDENTIAL GOVERNMENT SECURITIES TRUST
  Short-Intermediate Term Series           Money Market Series
                                           U.S. Treasury Money Market Series
PRUDENTIAL HIGH YIELD FUND, INC.
                                         PRUDENTIAL SPECIAL MONEY MARKET
PRUDENTIAL HIGH YIELD TOTAL RETURN         FUND, INC.
  FUND, INC.                               Money Market Series

PRUDENTIAL INDEX SERIES FUND             PRUDENTIAL MONEYMART ASSETS, INC.
  Prudential Bond Market Index Fund
                                         TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL SHORT-TERM CORPORATE
  BOND FUND, INC.                        PRUDENTIAL TAX-FREE MONEY FUND, INC.
  Income Portfolio
                                         PRUDENTIAL CALIFORNIA MUNICIPAL FUND
TARGET FUNDS                               California Money Market Series
  Total Return Bond Fund
                                         PRUDENTIAL MUNICIPAL SERIES FUND
TAX-EXEMPT BOND FUNDS                      Connecticut Money Market Series
                                           Massachusetts Money Market Series
PRUDENTIAL CALIFORNIA MUNICIPAL FUND       New Jersey Money Market Series
  California Series                        New York Money Market Series
  California Income Series
                                         COMMAND FUNDS
PRUDENTIAL MUNICIPAL BOND FUND
  High Income Series                     COMMAND MONEY FUND
  Insured Series
                                         COMMAND GOVERNMENT FUND
PRUDENTIAL MUNICIPAL SERIES FUND
  Florida Series                         COMMAND TAX-FREE FUND
  Massachusetts Series
  New Jersey Series                      INSTITUTIONAL MONEY MARKET FUNDS
  New York Series
  North Carolina Series                  PRUDENTIAL INSTITUTIONAL LIQUIDITY
  Ohio Series                              PORTFOLIO, INC.
  Pennsylvania Series                      Institutional Money Market Series

PRUDENTIAL NATIONAL MUNICIPALS             FUND, INC.



--------------------------------------------------------------------------------
                                                                              21

FOR MORE INFORMATION


Please read this prospectus before you
invest in the Fund and keep it for future reference. For information or shareholder questions contact


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 15030
NEW BRUNSWICK, NJ 08906
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC
P.O. BOX 15035
NEW BRUNSWICK, NJ 08906
(800) 778-8769


Visit Prudential's website at:
http://www.prudential.com



Additional information about the Fund can be obtained without charge and can be found in the following documents
STATEMENT OF ADDITIONAL INFORMATION (SAI)
(incorporated by reference into this
prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT



MF1371






You can also obtain copies of Fund
documents from the Securities and
Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy
documents.)
IN PERSON
PUblic Reference Room in Washington, DC
(For hours of operation, call
1-(202) 942-8090
VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


CUSIP Numbers                   NASDAQ Symbol
Class I Shares--744350-60-4     PLPXX

Investment Company Act File No. 811-5336



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